SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income loss, book value	$ (3,753,268)	$ (6,610,119)
Income loss, Tax value	(788,186)	(1,388,125)
Stock/options issued for services, book value	5,561,500	7,272,000
Stock/options issued for services, Tax value	1,167,915	1,527,120
Depreciation and amortization, Book value		193,498
Depreciation and amortization, Tax value		40,635
Tax income loss, book value	1,808,232	855,379
Tax income loss, tax value	379,729	179,630
Prior year net operating loss, book value	(7,965,471)	(8,820,850)
Prior year net operating loss, tax value	(1,672,749)	(1,852,378)
Cumulative net operating loss, book value	(6,157,239)	(7,965,471)
Cumulative net operating loss, tax value	$ (1,293,020)	$ (1,672,749)